Borrowing and Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings and Credit Agreements
Summary of the Company's borrowings

The following table is a summary of the Company’s borrowings as of December 31:

In millions	2017	2016
Short-term debt
Commercial paper	$1,276	$1,874

Long-term debt
1.9% senior notes due 2018	2,250	2,250
2.25% senior notes due 2018	1,250	1,250
2.25% senior notes due 2019	850	850
2.8% senior notes due 2020	2,750	2,750
2.125% senior notes due 2021	1,750	1,750
4.125% senior notes due 2021	550	550
2.75% senior notes due 2022	1,250	1,250
3.5% senior notes due 2022	1,500	1,500
4.75% senior notes due 2022	399	399
4% senior notes due 2023	1,250	1,250
3.375% senior notes due 2024	650	650
5% senior notes due 2024	299	299
3.875% senior notes due 2025	2,828	2,828
2.875% senior notes due 2026	1,750	1,750
6.25% senior notes due 2027	372	372
3.25% senior exchange debentures due 2035	1	1
4.875% senior notes due 2035	652	652
6.125% senior notes due 2039	447	447
5.75% senior notes due 2041	133	133
5.3% senior notes due 2043	750	750
5.125% senior notes due 2045	3,500	3,500
Capital lease obligations	670	648
Other	43	23
Total debt principal	27,170	27,726
Debt premiums	28	33
Debt discounts and deferred financing costs	(196)	(228)
	27,002	27,531
Less:
Short-term debt (commercial paper)	(1,276)	(1,874)
Current portion of long-term debt	(3,545)	(42)
Long-term debt	$22,181	$25,615

Schedule of Maturities of Long-term Debt

The following is a summary of the Company’s required principal debt repayments due during each of the next five years and thereafter, as of December 31, 2017:

In millions
2018	$4,821
2019	873
2020	2,775
2021	2,327
2022	3,178
Thereafter	13,196
Total	$27,170